Share capital - Schedule of Shares Outstanding (Details) - SFr / shares		12 Months Ended
	Apr. 21, 2021	Dec. 31, 2021	Aug. 19, 2021	Aug. 18, 2021
Increase (decrease) in number of shares [Roll forward]
Share spilt, conversion ratio	10.00%		0.80%
Class A
Increase (decrease) in number of shares [Roll forward]
Number of shares authorized at beginning of period (in shares)		271,438,750
Number of shares held in treasury at beginning of period (in shares)		0
Number of shares outstanding at beginning of period (in shares)		271,438,750
Number of shares authorized at end of period (in shares)		299,998,125
Number of shares held in treasury at end of period (in shares)		(23,134,506)
Number of shares outstanding at end of period (in shares)		276,863,619
Par value per share (in CHF per share)	SFr 10	SFr 0.10	SFr 0.1	SFr 125
Number of shares split in stock split (in shares)	1
Class B
Increase (decrease) in number of shares [Roll forward]
Number of shares authorized at beginning of period (in shares)		0
Number of shares outstanding at beginning of period (in shares)		0
Number of shares authorized at end of period (in shares)		345,437,500
Number of shares outstanding at end of period (in shares)		345,437,500
Par value per share (in CHF per share)	SFr 1	SFr 0.01	SFr 0.01	SFr 12.50
Authorized registered shares | Class A
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)		8,845,000
Share split (in shares)	27,635	(34,543,750)
Ordinary increase of share capital (in shares)		25,000,000
Capital increase from authorized capital (in shares)		29,258,125
Sale of shares held by On in treasury (in shares)		0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)		0
Authorized registered shares | Class B
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)		0
Share split (in shares)		345,437,500
Ordinary increase of share capital (in shares)		0
Capital increase from authorized capital (in shares)		0
Sale of shares held by On in treasury (in shares)		0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)		0
Shares held by On in treasury | Class A
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)		0
Share split (in shares)		0
Ordinary increase of share capital (in shares)		(25,000,000)
Capital increase from authorized capital (in shares)		0
Sale of shares held by On in treasury (in shares)		2,419,985
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)		554,491
Outstanding shares | Class A
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)		8,845,000
Share split (in shares)		(34,543,750)
Ordinary increase of share capital (in shares)		0
Capital increase from authorized capital (in shares)		29,258,125
Sale of shares held by On in treasury (in shares)		2,419,985
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)		(554,491)
Outstanding shares | Class B
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)		0
Share split (in shares)		345,437,500
Ordinary increase of share capital (in shares)		0
Capital increase from authorized capital (in shares)		0
Sale of shares held by On in treasury (in shares)		0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)		0